RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Mr.KunDai [Member] ¥ in Millions	Feb. 22, 2024 CNY (¥)
Related Party Transaction [Line Items]
Debt term	1 year
Debt instrument principal amount	¥ 7.0
Debt interest rate	6.00%